INCOME TAXES (Components of the Provision for Income Taxes) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal					$ (383,861)	$ 477,591
State and local					(2,987)	82,285
Current (benefit) provision					(386,848)	559,876
Deferred:
Federal					(283,944)	(126,069)
State and local					(117,722)	(11,171)
Deferred (benefit) provision					(401,666)	(137,240)
Change in valuation allowance					322,573	(5,796)
Deferred Tax Asset Net Durational					(79,093)	(143,036)
(Benefit) provision for income taxes	$ 4,590	$ (474,319)	$ 13,770	$ (634,285)	$ (465,941)	$ 416,840